Condensed Consolidated Interim Statements of Shareholders' Equity (Parenthetical) (ILS)	Jun. 30, 2013	Dec. 31, 2012
Share capital, par value per share	0.8	0.8
Share capital, shares authorized	50,000,000	10,000,000
Share capital, shares issued	9,182,849	7,695,917
Share capital, shares outstanding	9,182,849	7,695,917
Subsidiaries [Member]
Share capital, shares issued	2,125	2,125
Share capital, shares outstanding	2,125	2,125
Ordinary Shares [Member]
Share capital, par value per share	0.8	0.8
Share capital, shares authorized	50,000,000	10,000,000
Share capital, shares issued	9,182,849	7,695,917
Share capital, shares outstanding	9,182,849	7,695,917
Ordinary Shares [Member] | Subsidiaries [Member]
Share capital, shares issued	2,125	2,125
Share capital, shares outstanding	2,125	2,125
Deferred Shares [Member]
Share capital, par value per share	0.1	0.1
Share capital, shares authorized	20,230	20,230
Share capital, shares issued	17,030	17,030
Share capital, shares outstanding	17,030	17,030